UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2001
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DEPUTY CHIEF EXECUTIVE OFFICER
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


 /s/ DENIS KIELY
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       JULY 24, 2001
    DEPUTY CHIEF
    EXECUTIVE OFFICER



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       21

Form 13F Information Table Value Total:                       $613,725
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number            Name

    1        28-6011                         FLETCHER INTERNATIONAL LIMITED


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                                                                FORM 13F REPORT
                                                                                                                Item 8:
                                                                                                                Voting
                                                                                                               Authority
     Item 1:                 Item 2:       Item 3:     Item 4:       Item 5:         Item 6:         Item 7:        (Shares)
----------------          -------------   ----------  ---------    -----------  ----------------    --------   -----------------
                                Fair Shares
                                                       Market          or             (B)     (C)                      (B)
                                          CUSIP        Value        Principal   (A)  Shared  Shared              (A)  Shared  (C)
  Name of Issuer         Title of Class   Number      (x$1000)        Amount    Sole Defined Other   Managers   Sole  Defined None
-----------------        ---------------  ---------   ----------    ----------  ---- ------- ------  --------   ----  ------- ----
AOL Time Warner Inc.      Common Stock    00184A105        183          3,448          X               1         X

AOL Time Warner Inc.      Common Stock    00184A105    357,750      6,750,000          X                         X

Cabletron Systems, Inc.   Common Stock    126920107        836         36,600          X                         X

Com21, Inc.               Common Stock    205937105      4,386      2,450,000          X                         X

Cooper Cameron            Common Stock    216640102      1,272         22,800          X                         X
Corp.

Digene Corp.              Common Stock    253752109      6,732        165,000          X                         X

Dow Chemical
Company                   Common Stock    260543103     44,888      1,350,000          X                         X

DRS Technologies,Inc.     Common Stock    23330X100      2,643        115,000          X                         X

Lucent Technologies Inc.  Common Stock   549463107      11,482      1,852,000          X                         X

MIDCAP SPDR TR            Unit Ser 1      595635103      3,115         32,700          X                         X

Navarre Corp.             Common Stock    639208107        335        274,700          X                1        X

Newpark
Resources Inc.            Common Stock    651718504      2,236        201,408          X                         X

Pegasus
Communications, Corp.     Common Stock    705904100     10,350        460,000          X                         X

Pride Inter-
national Inc.             Common Stock    741932107      9,731        512,170          X                         X

Royal Dutch Petroleum NY  Reg GLD1.25     780257804        932         16,000          X                         X

Schlumberger Ltd.         Common Stock    806857108     18,941        359,760          X                         X

SPDR TR                   Unit Ser 1      78462F103        490          4,000          X                         X

State Street Corp.        Common Stock    857477103    122,735      2,480,000          X                         X

Triton Energy Ltd         Common Stock    G90751101     12,118        370,000          X                         X

Varco International,Inc.  Common Stock    922122106      1,120         60,200          X                         X

Williams Companies, Inc.  Common Stock    969457100      1,450         44,000          X                         X


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